PROPERTY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property - gross	$ 2,901	$ 2,715
Less accumulated depreciation and amortization	(1,250)	(1,179)
Property - net	1,651	1,536
Vessels [Member]
Property, Plant and Equipment [Line Items]
Property - gross	1,220	1,216
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property - gross	661	609
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property - gross	557	507
Land [Member]
Property, Plant and Equipment [Line Items]
Property - gross	236	165
Water, power and sewer systems [Member]
Property, Plant and Equipment [Line Items]
Property - gross	119	119
Other property improvements [Member]
Property, Plant and Equipment [Line Items]
Property - gross	$ 108	$ 99